Derivative Financial Instruments (Effect on the Consolidated Statements of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Not designated as hedges
Not Designated as Hedges:
Pre-tax Gain (Loss) Recognized in Income	$ 102	$ 87	$ 269
Cash flow hedges | Interest rate contracts
Cash Flow Hedges:
Pre-tax Gain (Loss) Recognized in OCI	(24)	(130)	(172)
Cash flow hedges | Interest rate contracts | Interest expense
Cash Flow Hedges:
Pre-tax Gain (Loss) Reclassified from AOCI into Income	(11)	(83)	(82)
Fair value hedges | Interest rate contracts
Fair Value Hedges:
Pre-tax Gain (Loss) Recognized in Income	208	259	211
Fair value hedges | Interest rate contracts | Interest income
Fair Value Hedges:
Pre-tax Gain (Loss) Recognized in Income	(18)	(20)	(22)
Fair value hedges | Interest rate contracts | Interest expense
Fair Value Hedges:
Pre-tax Gain (Loss) Recognized in Income	226	279	233
Client-related and other risk management | Interest rate contracts | Other income | Not designated as hedges
Not Designated as Hedges:
Pre-tax Gain (Loss) Recognized in Income	52	27	18
Client-related and other risk management | Foreign exchange contracts | Other income | Not designated as hedges
Not Designated as Hedges:
Pre-tax Gain (Loss) Recognized in Income	11	21	16
Mortgage banking | Interest rate contracts | Mortgage banking income | Not designated as hedges
Not Designated as Hedges:
Pre-tax Gain (Loss) Recognized in Income	8	7	(16)
MSRs | Interest rate contracts | Mortgage banking income | Not designated as hedges
Not Designated as Hedges:
Pre-tax Gain (Loss) Recognized in Income	$ 31	$ 32	$ 251